Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Common stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	1,374,691,194	1,374,362,102	1,374,040,061
Net change	(37,162,110)	329,092	322,041
At end of period	1,337,529,084	1,374,691,194	1,374,362,102
Treasury stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	30,070,650	3,542,321	3,612,302
Net change	(6,482,784)	26,528,329	(69,981)
At end of period	23,587,866	30,070,650	3,542,321